Segment reporting	6 Months Ended
Mar. 31, 2026
Segment reporting
Segment reporting

Note 19– Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise for which discrete financial information is available that is regularly reviewed by the chief operating decision maker (“CODM”) for the purposes of allocating resources to the component and evaluating its performance. The Company applies the authoritative "management approach" specified under ASC 280, which bases the identification of reportable segments on the internal organizational structure and routine reporting package used by the CODM to make core operational decisions.

The Company has determined its Chief Executive Officer is the designated CODM. The Chief Executive Officer, together with the senior management team, evaluates the Company’s operating performance and allocates internal resources primarily using discrete revenue and gross profit metrics tracked for each distinct product and service line.

Based on this assessment, the Company has identified two reportable operating segments as defined by ASC 280:

1. Activated carbon

2. Robotics solutions

Performance is measured using segment revenue and gross profit, as these metrics are included in internal management reports reviewed by the CODM and are deemed most relevant for evaluating segment activity and results.

The following tables present summary information by segments for the six months ended March 31, 2026 and 2025, respectively:

	For the Six Months Ended March 31, 2026
	Activated carbon	Robotics solutions	Combined
	USD	USD	USD
Revenues	$17,612,770	$107,589	$17,720,359
Cost of revenues	(17,415,537)	(59,512)	(17,475,049)
Gross profit	$197,233	$48,077	245,310
Selling, general and administrative expenses			(48,317,168)
Total other expenses, net			(1,465,422)
Loss before income taxes			(49,537,280)
Income tax expenses			-
Net loss			$(49,537,280)

	For the Six Months Ended March 31, 2025
	Activated carbon	Robotics solutions	Combined
	USD	USD	USD
Revenue	$16,376,697	-	$16,376,697
Cost of revenue	(15,897,467)	-	(15,897,467)
Gross profit	$479,230	-	479,230
Selling, general and administrative expenses			5,807,811
Total other income, net			641,535
Income before income taxes			6,928,576
Income tax expenses			(334)
Net income			$6,928,242

Segment revenues by countries are as follows:

	For the six months ended March 31, 2026
	Activated carbon	Robotics solutions
PRC	$17,612,770	-
United States of America	-	$107,589

	For the six months ended March 31, 2025
	Activated carbon	Robotics solutions
PRC	$16,376,697	-
United States of America	-	-

Long-lived assets by countries are as follows:

	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Indonesia	$39,994,353	$40,604,689
Canada	$2,000,000	-
PRC	$696,978	$941,131